First Trust Enhanced Short Maturity ETF Annual Fund Operating Expenses - First Trust Enhanced Short Maturity ETF - First Trust Enhanced Short Maturity ETF	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%	[2]

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust Advisors L.P. ("First Trust"), the Fund’s investment advisor, First Trust agrees to offset acquired fund fees and expenses attributable to the Fund from its investment in other investment companies managed by First Trust, by reducing the management fees otherwise payable to First Trust by the Fund pursuant to the Management Agreement by the proportional amount of the Fund’s acquired fund fees and expenses. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon the termination of the Fund’s management agreement with First Trust, however, it is expected to remain in place for no less than one year from the date of this prospectus.
[2]	Expenses have been restated to reflect the current fiscal year.